Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug. 28, 2012
Supplement [Text Block]	mas1_SupplementTextBlock

Managed Account Series

Global SmallCap Portfolio

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated August 28, 2012

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one year, five year and since inception (August 2, 2005) periods ended December 31, 2011, the average annual total returns for the MSCI All Country World Small Cap Index were -11.30%, 0.31% and 4.23%, respectively.

Global SmallCap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mas1_SupplementTextBlock

Managed Account Series

Global SmallCap Portfolio

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated August 28, 2012

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one year, five year and since inception (August 2, 2005) periods ended December 31, 2011, the average annual total returns for the MSCI All Country World Small Cap Index were -11.30%, 0.31% and 4.23%, respectively.